STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Issued capital	Contributed Surplus	Deficit	Total
Equity balance, Start of period at Jan. 31, 2017	$ 51,039,304	$ 17,057,935	$ (38,133,357)	$ 29,963,882
Number of shares outstanding, Start of period at Jan. 31, 2017	13,222,339
Private Placement	$ 955,801	0	0	955,801
Shares issued, Private Placement	1,575,565
Option based payments	$ 0	66,419	0	66,419
Net loss and comprehensive loss for the year	0	0	(400,029)	(400,029)
Equity balance, End of period at Jan. 31, 2018	$ 51,995,105	17,124,354	(38,533,386)	30,586,073
Number of shares outstanding, End of period at Jan. 31, 2018	14,797,904
Option based payments	$ 0	75,426	0	75,426
Net loss and comprehensive loss for the year	0	0	(283,552)	(283,552)
Equity balance, End of period at Jan. 31, 2019	$ 52,068,605	17,199,780	(38,816,938)	30,451,447
Number of shares outstanding, End of period at Jan. 31, 2019	14,871,404
Warrants exercised, Value	$ 73,500	0	0	73,500
Warrants exercised, Shares	73,500
Option based payments	$ 0	545,662	0	545,662
Net loss and comprehensive loss for the year	0	0	(1,061,028)	(1,061,028)
Equity balance, End of period at Jan. 31, 2020	$ 54,223,481	17,486,131	(39,877,966)	31,831,646
Number of shares outstanding, End of period at Jan. 31, 2020	16,766,969
Warrants exercised, Value	$ 1,575,565	0	0	1,575,565
Warrants exercised, Shares	1,575,565
Options exercised, Value	$ 320,000	0	0	320,000
Options exercised, Shares	320,000
Option based payments reclassified	$ 259,311	$ (259,311)	$ 0	$ 0